Consolidated Statements Of Changes In Equity - HKD ($)		Total	Share capital	Capital reserve	Treasury Shares	Exchange reserve	Retained profits	Equity attributable to ordinary shareholders of the Company	Equity attributable to holders of perpetual securities	Non-controlling interests
Beginning balance at Dec. 31, 2018		$ 3,194,402,100	$ 156,998	$ 1,312,802,676		$ 0	$ 1,338,842,129	$ 2,651,801,803	$ 0	$ 542,600,297
Deemed disposal of non-controlling interest	[1]			435,231,866				435,231,866		(435,231,866)
Exercise of warrants		94,197,600	1,308	94,196,292				94,197,600
Pre-IPO financing		419,382,149	6,451	419,375,698				419,382,149
Initial public offering		1,507,215,141	18,681	1,507,196,460				1,507,215,141
Capital injection to a subsidiary		9		9				9
New issuance of shares		782,393,491	9,264	782,384,227				782,393,491
Profit for the year		830,904,454					938,272,885	938,272,885		(107,368,431)
Total comprehensive income for the year		830,904,454
Ending balance at Dec. 31, 2019		6,828,494,944	192,702	4,551,187,228	0	0	2,277,115,014	6,828,494,944		0
Profit for the year		1,138,960,984					1,059,973,270	1,059,973,270	78,987,714
Exchange differences on translation of foreign operations		1,022,840				1,022,840		1,022,840
Total comprehensive income for the year		1,139,983,824				1,022,840	1,059,973,270	1,060,996,110	78,987,714
Issuance of perpetual securities		1,818,450,452							1,818,450,452
Distribution to holders of perpetual securities		(62,753,625)							(62,753,625)
Ending balance at Dec. 31, 2020		9,724,175,595	192,702	4,551,187,228	0	1,022,840	3,337,088,284	7,889,491,054	1,834,684,541	0
Profit for the year		1,221,881,518					1,096,452,084	1,096,452,084	125,742,843	(313,409)
Exchange differences on translation of foreign operations		738,972				444,151		444,151		294,821
Total comprehensive income for the year		1,222,620,490				444,151	1,096,452,084	1,096,896,235	125,742,843	(18,588)
Redemption of perpetual securities		(49,154,565)					15,949,627	15,949,627	(65,104,192)
Distribution to holders of perpetual securities		(124,279,754)							(124,279,754)
Deemed partial disposal of interest in subsidiary without losing control		15,511,408		(3,500)				(3,500)		15,514,908
Repurchase of shares from a shareholder		(5,000,000,000)			(5,000,000,000)			(5,000,000,000)
Ending balance at Dec. 31, 2021		$ 5,788,873,174	$ 192,702	$ 4,551,183,728	$ (5,000,000,000)	$ 1,466,991	$ 4,449,489,995	$ 4,002,333,416	$ 1,771,043,438	$ 15,496,320

[1]	AMTD ISG and AMTD SI were indirectly held by AMTD Group for 79.13% before the Reorganization (see note 1.2). In March 2019, due to the Reorganization, the non-controlling shareholders surrendered their indirect interests in AMTD ISG and AMTD SI amounting to HK$435,231,866 which represented 20.87% of the total net assets of AMTD ISG and AMTD SI. Thereafter AMTD ISG and AMTD SI became wholly-owned subsidiaries of the Company. The non-controlling interests were reclassified into capital reserves as deemed acquisition of additional interest in AMTD ISG and AMTD SI.